Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and Equipment, Net
9.	Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31,
	2024	2023
Furniture and office equipment	85,599,025	85,674,259
Kitchen equipment	213,069,648	228,095,822
Software	131,983,473	119,822,143
Leasehold improvements	591,976,672	661,832,519
Construction in progress	1,317,561	6,000,465

Property and equipment, gross	1,023,946,379	1,101,425,208
Less: accumulated depreciation	(436,363,031)	(336,961,826)
Less: accumulated impairment loss	(85,424,646)	(98,471,484)

Property and equipment, net	502,158,702	665,991,898

Depreciation and amortization related to property and equipment was RMB144,995,588, RMB150,454,787 and RMB124,083,503 for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company conducted impairment tests each quarter end as triggered by underperformance of certain company owned and operated stores and the Company’s plans of store closures, on the recoverability of the related asset groups, comprising store level property and equipment, intangible assets with definite useful lives and operating lease right-of-use (“ROU”) assets. The estimated undiscounted future cash flows generated by certain asset groups were less than their carrying amount, and therefore the fair values of the asset groups were estimated using market approach (see Note 24). When the fair value of the asset group was less than its carrying amount, the carrying amounts of the long-lived assets in the asset group were reduced on a pro-rata basis but no less than the fair value of an individual long- lived asset. The impairment losses were RMB56,287,026, RMB111,426,961 and RMB7,222,765 for the years ended December 31, 2024, 2023 and 2022.

The recoverability of the enterprise level assets, primary comprising Franchise right - authorized by THRI, software and leasehold improvements for office was also evaluated and impairment testing carried out as of the end of December 31, 2024 and 2023. The Company added the carrying amounts of the lower-level asset groups to the carrying amount of the enterprise assets and compares that aggregate carrying amount to the sum of estimated future cash flows of the lower-level asset groups and the cash flows related to the enterprise assets. The estimated undiscounted future cash flows generated by asset groups were greater than their carrying amount, hence no impairment losses were recorded for enterprise assets.